Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2025
Land Use Rights, Net
Schedule of land use rights, net

	December 31,	December 31,
	2024	2025
Land use rights	235,198	235,198
Less: Accumulated amortization—land use rights	(33,203)	(38,507)
Total land use rights, net	201,995	196,691